Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 8.5%
Gildan Activewear, Inc.	953,854	$53,081,975
Penske Automotive Group, Inc.	96,128	14,373,058
Texas Roadhouse, Inc.	202,785	33,487,915
Tractor Supply Co.	106,889	4,842,072
		105,785,020

Consumer Staples - 2.8%
Interparfums, Inc.	275,865	25,059,577
Marzetti Co.	71,661	9,912,866
		34,972,443

Energy - 12.8%
DT Midstream, Inc.	399,210	53,761,611
Plains GP Holdings LP - Class A	738,336	17,926,798
Targa Resources Corp.	347,662	87,169,293
		158,857,702

Financials - 21.4%
American Financial Group, Inc.	215,625	27,537,469
Cboe Global Markets, Inc.	91,284	25,657,194
Evercore, Inc. - Class A	138,914	41,467,218
First Financial Bancorp	909,771	25,364,415
Hartford Insurance Group, Inc.	410,690	55,537,609
Reinsurance Group of America, Inc.	182,927	37,346,376
Victory Capital Holdings, Inc. - Class A	812,174	53,181,154
		266,091,435

Health Care - 3.4%
US Physical Therapy, Inc.	557,162	41,764,864

Industrials - 19.6%
Allegion PLC	124,350	18,066,812
Broadridge Financial Solutions, Inc.	130,147	21,146,285
Hubbell, Inc.	106,845	52,433,115
Oshkosh Corp.	41,703	6,139,099
RB Global, Inc.	308,757	29,594,358
Ryder System, Inc.	129,938	26,599,608
Snap-on, Inc.	163,056	59,225,200
Watsco, Inc.	83,255	30,287,336
		243,491,813

Information Technology - 3.3%
Amdocs Ltd.	333,342	21,753,899
NetApp, Inc.	78,587	8,046,523
Silicon Motion Technology Corp. - ADR	93,591	10,509,333
		40,309,755

Materials - 7.0%
Avery Dennison Corp.	118,807	20,515,593
Packaging Corp. of America	193,472	41,058,628
RPM International, Inc.	252,641	25,112,515
		86,686,736

Real Estate - 9.6%
Agree Realty Corp.	442,617	33,364,470
American Healthcare REIT, Inc.	728,359	34,349,410
Equity LifeStyle Properties, Inc.	530,338	33,103,698
Terreno Realty Corp.	305,171	18,743,603
		119,561,181

Utilities - 11.4%
Alliant Energy Corp.	558,737	40,094,967
Atmos Energy Corp.	169,448	31,300,435
CMS Energy Corp.	322,675	25,033,126
NiSource, Inc.	967,297	45,134,078
		141,562,606
TOTAL COMMON STOCKS (Cost $1,163,499,552)		1,239,083,555

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.1%	Par	Value
3.60%, 06/25/2026 (a)	$244,000	241,936
3.56%, 07/02/2026 (a)	550,000	544,940
TOTAL U.S. TREASURY BILLS (Cost $786,982)		786,876

TOTAL INVESTMENTS - 99.9% (Cost $1,164,286,534)		1,239,870,431
Other Assets in Excess of Liabilities - 0.1%		1,718,192
TOTAL NET ASSETS - 100.0%		$1,241,588,623

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown is the annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Bahl & Gaynor Small/Mid Cap Income Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,239,083,555	$–	$–	$1,239,083,555
U.S. Treasury Bills	–	786,876	–	786,876
Total Investments	$1,239,083,555	$786,876	$–	$1,239,870,431

Refer to the Schedule of Investments for further disaggregation of investment categories.